MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2025
Disclosure of financial assets [abstract]
MARKETABLE SECURITIES
6 MARKETABLE SECURITIES

	Average yield p.a. %	12/31/2025	12/31/2024
In local currency
Private funds	99.71% of CDI	526,526	552,635
Private Securities ("CDBs")	100.91% of CDI	7,045,434	11,144,881
Public Securities	IPCA + 6.14%	1,274,439	1,203,776
CDBs - Escrow Account (1)	99.61% of CDI	319,680	391,964
Public Securities - Instituto de Crédito Oficial (ICO)	12.64%	633,428
Other	99.99% of CDI	25,618
		9,825,125	13,293,256
Foreign currency
Time deposits (2)	4.68%	421,291
Other		6,038	70,255
		427,329	70,255
		10,252,454	13,363,511

Current		9,932,774	12,971,547
Non-Current		319,680	391,964

(1)Refers to escrow accounts, which will be released only after obtaining the applicable governmental approvals, and pending compliance by the Company with the conditions precedent in transactions involving the sale of rural properties.
(2)Refers to Time Deposit investments, with maturities over 90 days, which are remunerated bank deposits with specific maturity periods.